Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Payables And Accruals [Abstract]
Schedule of Accrued Expenses and Other Liabilities

The components of accrued expenses and other liabilities are as follows:

	As of December 31,
	2020	2021
	RMB	RMB
Refund liability (1)	232,859	243,236
Salary and welfare payables	171,520	139,020
Accrued marketing expenses	108,957	41,869
Payables to educational institutions (2)	24,452	28,960
Advanced deposits (3)	20,137	24,204
Other tax liabilities (4)	15,537	75,674
Accrued service fees (5)	13,020	5,691
Payables for leasehold improvement and intangible assets	7,142	6,089
Other payables	14,165	21,300
	607,789	586,043

(1)	Refund liability represented the tutoring fee collected by the Group which it expects to refund back to its customer as a result of its refund policy.
(2)	The balance represented tuition fees collected from the students for their registrations with educational institutions.
(3)	Advanced deposits primarily included down payments paid by prospective students before contracts signing.
(4)	The balance represented accrued tax liabilities in accordance with local tax laws.
(5)	The balance represented accrued expenses for outsourced service providers and other professional services.